COLUMBIA FUNDS VARIABLE INSURANCE TRUST

                 Columbia Asset Allocation Fund, Variable Series
                                  (the "Fund")

                      Supplement to the Class A Prospectus
                                dated May 1, 2008


Effective January 12, 2009, the Advisor has implemented a revised voluntary reimbursement arrangement. Accordingly, within the section entitled "Fees and Expenses", footnote (c) to the "Annual Fund Operating Expenses" table referencing the voluntary waiver arrangement by the Advisor is deleted in its entirety and replaced with the following:

Effective January 12, 2009, the Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.80% of the Fund's average daily net assets on an annualized basis. If the reimbursement was reflected in the table, the total annual Fund operating expenses would be 0.80%. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.














        Shareholders should retain this Supplement for future reference.

                     COLUMBIA FUNDS VARIABLE INSURANCE TRUST

                 Columbia Asset Allocation Fund, Variable Series
                                  (the "Fund")

                      Supplement to the Class B Prospectus
                                dated May 1, 2008


Effective January 12, 2009, the Advisor has implemented a revised voluntary reimbursement arrangement. Accordingly, within the section entitled "Fees and Expenses", footnote (c) to the "Annual Fund Operating Expenses" table is deleted in its entirety and replaced with the following:

Effective January 12, 2009, the Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.80% of the Fund's average daily net assets on an annualized basis. In addition, the Distributor has voluntarily agreed to reimburse the distribution fee in excess of 0.15% when the total operating expenses, including distribution and service fees, exceed the annual rate of 0.95% of the average daily net assets attributable to Class B shares. If these reimbursements were reflected in the table, the total annual Fund operating expenses would be 0.95%. The Advisor or the Distributor, in its discretion, may revise or discontinue these arrangements at any time.












        Shareholders should retain this Supplement for future reference.

                     COLUMBIA FUNDS VARIABLE INSURANCE TRUST

                  Columbia International Fund, Variable Series
                                  (the "Fund")

                      Supplement to the Class A Prospectus
                                dated May 1, 2008


Effective January 12, 2009, the Advisor has implemented a revised voluntary reimbursement arrangement. Accordingly, within the section entitled "Fees and Expenses", footnote (d) to the "Annual Fund Operating Expenses" table referencing the voluntary waiver arrangement by the Advisor is deleted in its entirety and replaced with the following:

Effective January 12, 2009, the Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.00% of the Fund's average daily net assets on an annualized basis. If the reimbursement was reflected in the table, the total annual Fund operating expenses would be 1.00%. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.













        Shareholders should retain this Supplement for future reference.

                     COLUMBIA FUNDS VARIABLE INSURANCE TRUST

                  Columbia International Fund, Variable Series
                                  (the "Fund")

                      Supplement to the Class B Prospectus
                                dated May 1, 2008


Effective January 12, 2009, the Advisor has implemented a revised voluntary reimbursement arrangement. Accordingly, within the section entitled "Fees and Expenses", footnote (d) to the "Annual Fund Operating Expenses" table referencing the voluntary waiver arrangement by the Advisor is deleted in its entirety and replaced with the following:

Effective January 12, 2009, the Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.00% of the Fund's average daily net assets on an annualized basis. If the reimbursement was reflected in the table, the total annual Fund operating expenses would be 1.25%. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.













        Shareholders should retain this Supplement for future reference.